Financial Instruments - Summary of Changes in Consolidated Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Debt at beginning of year	$ 9,311	$ 9,873	$ 11,401
Proceeds from new debt instruments	3,331	2,325	4,990
Debt repayments	(3,284)	(2,745)	(7,046)
Foreign currency translation and accretion effects	7	(142)	528
Debt at end of year	$ 9,365	$ 9,311	$ 9,873